Filed electronically with the Securities and Exchange Commission on April 14, 2016

1933 Act File No. 002-21789

1940 Act File No. 811-01236

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 133	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 133

Deutsche Market Trust (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

Copy to: David A. Sturms, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

|__|	Immediately upon filing pursuant to paragraph (b)
| X|	On April 26, 2016 pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On __________ 2016 pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
| X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment relates solely to the Prospectus and Statement of Additional Information of the following series and classes of shares of the Registrant:

  Deutsche Real Assets Fund (formerly known as Deutsche Alternative Asset Allocation Fund) – Class A, Class C, Class R, Class R6, Institutional Class and Class S

This Post-Effective Amendment No. 133 to the Registration Statement on Form N-1A for Deutsche Market Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), solely for the purpose of delaying until April 26, 2016 the effectiveness of Post-Effective Amendment No. 130 to the Trust’s Registration Statement, which Amendment was filed with the Securities and Exchange Commission on February 12, 2016 (Accession No. 0000088053-16-001604) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and has an effective date of April 15, 2016.

PART A - PROSPECTUS

The Prospectus for Deutsche Real Assets Fund, a series of the Trust, is incorporated by reference to Part A of Post-Effective Amendment No. 130 to the Trust’s Registration Statement filed on February 12, 2016 (Accession No. 0000088053-16-001604).

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Deutsche Real Assets Fund, a series of the Trust, is incorporated by reference to Part B of Post-Effective Amendment No. 130 to the Trust’s Registration Statement filed on February 12, 2016 (Accession No. 0000088053-16-001604).

PART C

The Part C for Deutsche Real Assets Fund, a series of the Trust, is incorporated by reference to Part C of Post-Effective Amendment No. 130 to the Trust’s Registration Statement filed on February 12, 2016 (Accession No. 0000088053-16-001604).

This Post-Effective Amendment is not intended to update or amend any other Prospectuses or Statements of Additional Information of the Registrant’s other series or classes.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 12th day of April 2016.

                                                                                               DEUTSCHE MARKET TRUST

By: /s/Brian E. Binder

                                                                                                     Brian E. Binder*

                                                                                                     President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	April 12, 2016

/s/ Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	April 12, 2016

/s/John W. Ballantine
John W. Ballantine*	Trustee	April 12, 2016

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	April 12, 2016

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	April 12, 2016

/s/Keith R. Fox
Keith R. Fox*	Trustee	April 12, 2016

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	April 12, 2016

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	April 12, 2016

/s/Richard J. Herring
Richard J. Herring*	Trustee	April 12, 2016

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	April 12, 2016

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	April 12, 2016

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	April 12, 2016

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	April 12, 2016

*By:

/s/ Caroline Pearson

Caroline Pearson **

Chief Legal Officer

** Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 116, as filed on August 20, 2014 to the Registration Statement.